SHAREHOLDERS' EQUITY - Stock Options Exercised (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	5,739,722	2,173,306
$1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	1,804,842
$0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	2,791,059
$2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	720,018
$2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares	423,803
$2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		1,196,035
$2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		569,607
$2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		366,998
$3.16 - $5.81
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options exercised (in shares) | shares		40,666
Bottom of range | $1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	$ 1.11
Bottom of range | $0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	0.86
Bottom of range | $2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	2.11
Bottom of range | $2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	2.91
Bottom of range | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		$ 2.99
Bottom of range | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		2.99
Bottom of range | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		2.99
Bottom of range | $3.16 - $5.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		3.16
Top of range | $1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	7.81
Top of range | $0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	7.81
Top of range | $2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	7.81
Top of range | $2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	15.11
Top of range | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		6.83
Top of range | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		6.83
Top of range | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		6.83
Top of range | $3.16 - $5.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		5.81
Weighted average
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	11.16	9.76
Weighted average | $1.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	9.87
Weighted average | $0.86 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	10.13
Weighted average | $2.11 - $7.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	14.72
Weighted average | $2.91 - $15.11
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)	$ 17.39
Weighted average | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		8.79
Weighted average | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		10.88
Weighted average | $2.99-$6.83
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		11.25
Weighted average | $3.16 - $5.81
Disclosure of range of exercise prices of outstanding share options [line items]
Share price (in USD)		$ 9.13